Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 5. Property and Equipment

Property and Equipment consists of the following:

	March 31, 2012	June 30, 2011

Leasehold Improvements	$1,506	$	---
Furniture and Fixtures	436		9
Computer Equipment	713		60
Software	101		14
	2,756		83
Accumulated Depreciation and amortization	(172)		(4)
Property and Equipment, net	$2,584		$79

Equipment, consisting of computers, software, furniture and furnishings, were purchased in connection with setting up the Company’s office space. The amount of such purchase was $83.